UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02460

Fidelity Union Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2025

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Maryland Municipal Income Fund Fidelity® Maryland Municipal Income Fund : SMDMX

This semi-annual shareholder report contains information about Fidelity® Maryland Municipal Income Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Maryland Municipal Income Fund	$ 28	0.55%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$157,344,455
Number of Holdings	138
Portfolio Turnover	17%
What did the Fund invest in?
(as of February 28, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	28.8
Health Care	22.8
Special Tax	13.0
Transportation	9.8
Water & Sewer	8.6
Education	7.8
Housing	6.8
97.6

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 25.3
AA - 29.8
A - 19.6
BBB - 14.2
B - 0.9
Not Rated - 7.8
Short-Term Investments and Net Other Assets (Liabilities) - 2.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915418.100    429-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Arizona Municipal Income Fund Fidelity® Arizona Municipal Income Fund : FSAZX

This semi-annual shareholder report contains information about Fidelity® Arizona Municipal Income Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Arizona Municipal Income Fund	$ 28	0.55%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$121,078,717
Number of Holdings	116
Portfolio Turnover	20%
What did the Fund invest in?
(as of February 28, 2025)

REVENUE SOURCES (% of Fund's net assets)
Health Care	26.9
General Obligations	24.9
Education	14.3
Transportation	8.6
Special Tax	6.8
Water & Sewer	6.0
Others(Individually Less Than 5%)	12.5
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 2.4
AA - 53.3
A - 27.1
BBB - 6.4
B - 0.4
Not Rated - 3.6
Short-Term Investments and Net Other Assets (Liabilities) - 6.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915419.100    434-TSRS-0425

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Arizona Municipal Income Fund

Semi-Annual Report
February 28, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Arizona Municipal Income Fund
Schedule of Investments February 28, 2025 (Unaudited)
Showing Percentage of Net Assets
Municipal Securities - 93.2%
	Principal Amount (a)	Value ($)
Arizona - 92.1%
Education - 14.3%
Arizona St Univ Revs Series 2019A, 5% 7/1/2040	510,000	541,300
Arizona St Univ Revs Series 2020 A, 5% 7/1/2039	390,000	420,773
Arizona St Univ Revs Series 2020 A, 5% 7/1/2043	2,925,000	3,098,892
Mcallister Academic Vlg AZ LLC 5% 7/1/2037 (Arizona St Univ Revs Guaranteed)	2,000,000	2,036,887
Mcallister Academic Vlg AZ LLC 5% 7/1/2038 (Arizona St Univ Revs Guaranteed)	3,850,000	3,917,066
Northern AZ Univ Revs Series 2015, 5% 6/1/2030	1,000,000	1,005,186
Northern AZ Univ Revs Series 2020 B, 5% 6/1/2037 (Build America Mutual Assurance Co Insured)	1,000,000	1,078,566
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Stud Hsg II LLC Proj.) 5% 7/1/2036	1,175,000	1,211,221
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Student Housing LLC Proj.) 5% 7/1/2042	1,500,000	1,518,108
Student & Academic Services LLC (Northern AZ Univ Revs Proj.) Series 2024, 5% 6/1/2039 (Build America Mutual Assurance Co Insured)	1,385,000	1,528,184
University AZ Univ Revs Series 2020 C, 5% 8/1/2028	900,000	965,974
		17,322,157
Electric Utilities - 1.9%
Coconino Cnty AZ Poll Ctl Corp (Nevada Power Co Proj.) Series 2017A, 4.125% tender 9/1/2032 (b)(c)	1,000,000	1,001,551
Salt River Proj AZ Agric & Pwr Series 2019 A, 5% 1/1/2035	395,000	432,047
Salt River Proj AZ Agric & Pwr Series 2019 A, 5% 1/1/2037	880,000	957,777
		2,391,375
General Obligations - 24.1%
Apache Cnty Ariz Uni Sch Dist No 8 Window Rock Impact Aid Rev Series 2022, 5% 7/1/2035	500,000	550,437
Apache Cnty Ariz Uni Sch Dist No 8 Window Rock Impact Aid Rev Series 2022, 5% 7/1/2036	500,000	548,548
Arizona Game & Fish Dept & Commission 5% 7/1/2032	470,000	470,743
Buckeye Ariz Un High Sch Dist No 201 5% 7/1/2029 (Assured Guaranty Municipal Corp Insured) (d)	425,000	460,814
Buckeye Ariz Un High Sch Dist No 201 5% 7/1/2031 (Assured Guaranty Municipal Corp Insured) (d)	700,000	781,463
Buckeye Ariz Un High Sch Dist No 201 5% 7/1/2032 (Assured Guaranty Municipal Corp Insured) (d)	800,000	903,869
Glendale AZ Union High Sch Dst 4% 7/1/2038 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,018,941
Glendale AZ Union High Sch Dst 4% 7/1/2039 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,012,073
Glendale AZ Union High Sch Dst Series 2024A, 5% 7/1/2035	500,000	575,783
Glendale AZ Usd #40 Series 2021B, 2% 7/1/2035 (Assured Guaranty Municipal Corp Insured)	2,050,000	1,639,548
Industrial Development Authority of the City of Phoenix Arizona/The Series 2014, 5.125% 2/1/2034 (Guam Govt Guaranteed)	500,000	480,882
Maricopa Cnty AZ Sch Dist #28 Kyrene Elem 4% 7/1/2029	650,000	652,021
Maricopa Cnty AZ Sch Dist #28 Kyrene Elem 5% 7/1/2037	1,000,000	1,056,266
Maricopa Cnty AZ Sch Dist #3 Tempe Elem Series 2024 A, 5% 7/1/2039	400,000	453,304
Maricopa Cnty AZ School District No 1 Phoenix Elementary 5% 7/1/2041 (Build America Mutual Assurance Co Insured)	1,300,000	1,430,351
Maricopa County Special Health Care District Gen. Oblig. 5% 7/1/2036	1,000,000	1,053,098
Maricopa County Unified School District #80 Series 2021 B, 3% 7/1/2038	400,000	371,202
Paradise Valley AZ Uni Sch Dist No 69 Series 2020 SECOND, 3% 7/1/2034	265,000	260,437
Paradise Valley AZ Uni Sch Dist No 69 Series 2022, 5% 7/1/2031	105,000	118,330
Paradise Valley AZ Uni Sch Dist No 69 Series 2025 A, 5% 7/1/2036	1,500,000	1,731,582
Phoenix Uhsd #210 Series 2019 B, 5% 7/1/2032	1,180,000	1,259,226
Phoenix Uhsd #210 Series 2019 B, 5% 7/1/2034	585,000	622,233
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2042 (Assured Guaranty Municipal Corp Insured)	875,000	957,976
Salt Verde Finl Corp Gas Rev AZ 5% 12/1/2037 (Citigroup Inc Guaranteed)	2,910,000	3,184,669
Salt Verde Finl Corp Gas Rev AZ 5.5% 12/1/2029 (Citigroup Inc Guaranteed)	3,000,000	3,235,880
Scottsdale AZ Uni Sch Dist #48 4% 7/1/2034	350,000	364,272
Scottsdale AZ Uni Sch Dist #48 5% 7/1/2033	3,015,000	3,149,528
Scottsdale Gen. Oblig. 4% 7/1/2032	400,000	410,260
Tolleson AZ Uni High Sch Dist No 214 5% 7/1/2031	350,000	366,582
		29,120,318
Health Care - 26.6%
Arizona Health Facs Auth Rev (Banner Health System Proj.) Series 2007B, S&P Muni 7 Day High Grade Rate Index + 0.81%, 4.08% tender 1/1/2037 (b)(e)	995,000	969,513
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 3% 2/1/2045	1,160,000	942,184
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 4% 2/1/2040	1,000,000	1,003,344
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 4% 2/1/2050	2,005,000	1,843,714
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2040	700,000	743,934
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) Series 2019 A, 1.5% 2/1/2048, LOC TD Bank NA VRDN (b)	3,065,000	3,065,000
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) Series 2019B, 1.5% 2/1/2048, LOC TD Bank NA VRDN (b)	1,200,000	1,200,000
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2035	200,000	202,555
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2036	355,000	359,139
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2046	1,000,000	930,028
Glendale Ariz Indl Dev Auth Rev (Humangood National Obligated Grp Proj.) Series 2018 A, 4% 7/1/2028	215,000	211,759
Glendale Ariz Indl Dev Auth Rev (Humangood National Obligated Grp Proj.) Series 2018 A, 5% 7/1/2033	435,000	438,604
Glendale Ariz Indl Dev Auth Sr Living Facs Rev (Royal Oaks Senior Living Cmnty Proj.) 5% 5/15/2056	1,000,000	950,430
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) 5% 9/1/2033	275,000	291,236
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) 5% 9/1/2034	680,000	719,055
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2019A, 5% 9/1/2029	310,000	329,768
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2021 A, 3% 9/1/2051	3,000,000	2,225,983
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2021 A, 4% 9/1/2051	1,500,000	1,364,989
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024B, 1.55% 12/1/2048, LOC JPMorgan Chase Bank NA VRDN (b)	500,000	500,000
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 E, 3% 1/1/2049	3,000,000	2,328,710
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 F, 4% 1/1/2045	1,000,000	945,170
Maricopa Cnty AZ Ida Sr Living (Christian Care Surprise Proj.) 5.75% 1/1/2036 (f)	500,000	453,969
Maricopa Cnty AZ Ida Sr Living (Christian Care Surprise Proj.) 6% 1/1/2048 (f)	500,000	414,557
Pima Cnty AZ Indl Dev Auth Rev (Tucson Medical Center Proj.) Series 2021, 4% 4/1/2037	415,000	416,103
Pima Cnty AZ Indl Dev Auth Rev (Tucson Medical Center Proj.) Series 2021, 4% 4/1/2046	3,000,000	2,773,202
Tempe AZ Indl Dev Auth Rev (Friendship Village of Tempe,Az Proj.) Series 2021A, 4% 12/1/2046	1,000,000	907,319
Yavapai Cnty AZ Indl Dev Auth Hosp Rev (Yavapai Regional Medical Ctr Proj.) 5% 8/1/2036	1,305,000	1,331,817
Yavapai Cnty AZ Indl Dev Auth Hosp Rev (Yavapai Regional Medical Ctr Proj.) Series 2019, 4% 8/1/2043	350,000	332,909
Yavapai Cnty AZ Indl Dev Auth Hosp Rev (Yavapai Regional Medical Ctr Proj.) Series 2019, 5% 8/1/2025	400,000	402,731
Yavapai Cnty AZ Indl Dev Auth Hosp Rev (Yavapai Regional Medical Ctr Proj.) Series 2019, 5% 8/1/2026	600,000	613,689
Yavapai Cnty AZ Indl Dev Auth Hosp Rev (Yavapai Regional Medical Ctr Proj.) Series 2019, 5% 8/1/2027	625,000	647,713
Yavapai Cnty AZ Indl Dev Auth Hosp Rev (Yavapai Regional Medical Ctr Proj.) Series 2019, 5% 8/1/2039	1,060,000	1,100,594
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5.25% 8/1/2044 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,090,793
		32,050,511
Housing - 1.3%
Arizona Indl Dev Auth Rev (Lihtc Cert 2019-2 Proj.) Series 2 Class A, 3.625% 5/20/2033	1,597,519	1,536,679
Industrial Development - 2.5%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (b)(c)	3,000,000	3,087,021
Special Tax - 6.8%
Bullhead City Ariz Excise Taxes Rev 2.55% 7/1/2046	3,000,000	2,112,184
Chandler Ariz Excise Tax Rev Series 2015, 3% 7/1/2034	300,000	292,307
Phoenix Ariz Civic Impt Corp Distr Rev 5.5% 7/1/2038 (National Public Finance Guarantee Corporation Insured) (g)	2,000,000	2,475,882
Phoenix-Mesa Gateway Arpt Auth Ariz Spl Fac Rev 5% 7/1/2027 (c)	400,000	401,383
Queen Creek AZ Excise Tax & St Shared Rev Series 2024, 5% 8/1/2030	235,000	261,302
Queen Creek AZ Excise Tax & St Shared Rev Series 2024, 5% 8/1/2037	135,000	155,372
Queen Creek AZ Excise Tax & St Shared Rev Series 2024, 5% 8/1/2038	240,000	275,197
Queen Creek AZ Excise Tax & St Shared Rev Series 2024, 5% 8/1/2039	250,000	285,120
Queen Creek AZ Excise Tax & St Shared Rev Series 2024, 5% 8/1/2040	350,000	397,357
Tempe AZ Excise Tax Rev 5% 7/1/2028	315,000	324,314
Tempe AZ Excise Tax Rev 5% 7/1/2029	500,000	513,861
Tempe AZ Excise Tax Rev 5% 7/1/2030	325,000	333,881
Tempe AZ Excise Tax Rev 5% 7/1/2031	375,000	385,099
		8,213,259
Transportation - 8.6%
Arizona St Transn Brd Series 2017A, 5% 7/1/2031	385,000	403,595
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) 5% 7/1/2029	185,000	198,539
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) 5% 7/1/2035	1,000,000	1,067,531
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2031	2,000,000	2,093,172
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2035 (c)	2,425,000	2,492,745
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019 B, 4% 7/1/2037 (c)	1,750,000	1,753,358
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019 B, 5% 7/1/2033 (c)	280,000	295,217
Phoenix AZ Cvc Imp Crp Apr Rev Series 2023, 5% 7/1/2030 (c)	2,000,000	2,154,362
Phoenix AZ Cvc Imp Crp Apr Rev Series A, 5% 7/1/2033 (c)	25,000	25,750
		10,484,269
Water & Sewer - 6.0%
Central Ariz Wtr Consv Dist Wtr Delivery O&M Rev 5% 1/1/2036	500,000	507,303
Goodyear Ariz Wtr & Swr Rev Series 2025, 5% 7/1/2036	1,420,000	1,645,612
Mesa AZ Util Sys Rev Series 2016, 3% 7/1/2040	100,000	87,402
Mesa AZ Util Sys Rev Series 2017, 3.25% 7/1/2040	250,000	234,387
Mesa AZ Util Sys Rev Series 2017, 3.25% 7/1/2041	680,000	627,631
Mesa AZ Util Sys Rev Series 2019A, 5% 7/1/2043	2,015,000	2,113,676
Mesa AZ Util Sys Rev Series 2021, 4% 7/1/2035	1,000,000	1,036,499
Phoenix AZ Cvc Imp Cor Wstwtr 5% 7/1/2033	1,000,000	1,024,823
		7,277,333
TOTAL ARIZONA		111,482,922
Puerto Rico - 1.1%
General Obligations - 0.8%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (h)	435,874	308,653
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2027	50,000	52,294
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	150,000	161,586
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.75% 7/1/2031	365,000	407,470
		930,003
Health Care - 0.3%
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 4% 7/1/2041	50,000	45,601
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2027	260,000	269,145
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2032	95,000	102,120
		416,866
TOTAL PUERTO RICO		1,346,869
TOTAL MUNICIPAL SECURITIES (Cost $114,238,604)		112,829,791

Money Market Funds - 5.8%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (i)(j) (Cost $7,088,327)	1.67	7,086,909	7,088,326

TOTAL INVESTMENT IN SECURITIES - 99.0% (Cost $121,326,931)	119,918,117
NET OTHER ASSETS (LIABILITIES) - 1.0%	1,160,600
NET ASSETS - 100.0%	121,078,717

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $868,526 or 0.7% of net assets.

(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(i)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	2,987,772	14,746,779	10,646,224	74,486	-	(1)	7,088,326	7,086,909	0.2%
Total	2,987,772	14,746,779	10,646,224	74,486	-	(1)	7,088,326	7,086,909

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	17,322,157	-	17,322,157	-
Electric Utilities	2,391,375	-	2,391,375	-
General Obligations	30,050,321	-	30,050,321	-
Health Care	32,467,377	-	32,467,377	-
Housing	1,536,679	-	1,536,679	-
Industrial Development	3,087,021	-	3,087,021	-
Special Tax	8,213,259	-	8,213,259	-
Transportation	10,484,269	-	10,484,269	-
Water & Sewer	7,277,333	-	7,277,333	-

Money Market Funds	7,088,326	7,088,326	-	-
Total Investments in Securities:	119,918,117	7,088,326	112,829,791	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $114,238,604)	$112,829,791
Fidelity Central Funds (cost $7,088,327)	7,088,326

Total Investment in Securities (cost $121,326,931)		$119,918,117
Cash		1,972,513
Receivable for fund shares sold		550,694
Interest receivable		947,425
Distributions receivable from Fidelity Central Funds		12,407
Other receivables		229
Total assets		123,401,385
Liabilities
Payable for investments purchased on a delayed delivery basis	$2,143,553
Payable for fund shares redeemed	62,398
Distributions payable	61,769
Accrued management fee	54,948
Total liabilities		2,322,668
Net Assets		$121,078,717
Net Assets consist of:
Paid in capital		$124,797,635
Total accumulated earnings (loss)		(3,718,918)
Net Assets		$121,078,717
Net Asset Value, offering price and redemption price per share ($121,078,717 ÷ 10,497,903 shares)		$11.53
Statement of Operations
Six months ended February 28, 2025 (Unaudited)
Investment Income
Interest		$1,862,268
Income from Fidelity Central Funds		74,486
Total income		1,936,754
Expenses
Management fee	$329,410
Independent trustees' fees and expenses	161
Total expenses before reductions	329,571
Expense reductions	(236)
Total expenses after reductions		329,335
Net Investment income (loss)		1,607,419
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(268,052)
Total net realized gain (loss)		(268,052)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(69,818)
Fidelity Central Funds	(1)
Total change in net unrealized appreciation (depreciation)		(69,819)
Net gain (loss)		(337,871)
Net increase (decrease) in net assets resulting from operations		$1,269,548
Statement of Changes in Net Assets

	Six months ended February 28, 2025 (Unaudited)	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,607,419	$3,263,427
Net realized gain (loss)	(268,052)	(586,315)
Change in net unrealized appreciation (depreciation)	(69,819)	5,184,313
Net increase (decrease) in net assets resulting from operations	1,269,548	7,861,425
Distributions to shareholders	(1,527,287)	(3,142,432)

Share transactions
Proceeds from sales of shares	10,170,261	18,367,617
Reinvestment of distributions	1,094,748	2,153,759
Cost of shares redeemed	(12,286,351)	(32,241,531)

Net increase (decrease) in net assets resulting from share transactions	(1,021,342)	(11,720,155)
Total increase (decrease) in net assets	(1,279,081)	(7,001,162)

Net Assets
Beginning of period	122,357,798	129,358,960
End of period	$121,078,717	$122,357,798

Other Information
Shares
Sold	883,529	1,624,996
Issued in reinvestment of distributions	95,031	190,444
Redeemed	(1,064,203)	(2,876,523)
Net increase (decrease)	(85,643)	(1,061,083)

Financial Highlights
Fidelity® Arizona Municipal Income Fund

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.56	$11.11	$11.21	$12.63	$12.53	$12.52
Income from Investment Operations
Net investment income (loss) A,B	.155	.304	.273	.248	.257	.277
Net realized and unrealized gain (loss)	(.039)	.439	(.105)	(1.379)	.148	.009
Total from investment operations	.116	.743	.168	(1.131)	.405	.286
Distributions from net investment income	(.146)	(.293)	(.268)	(.247)	(.257)	(.276)
Distributions from net realized gain	- C	-	-	(.042)	(.048)	-
Total distributions	(.146)	(.293)	(.268)	(.289)	(.305)	(.276)
Net asset value, end of period	$11.53	$11.56	$11.11	$11.21	$12.63	$12.53
Total Return D,E	1.02%	6.78%	1.52%	(9.07)%	3.27%	2.33%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.55% H	.55%	.55%	.55%	.55%	.55%
Expenses net of fee waivers, if any	.55 % H	.55%	.55%	.55%	.55%	.55%
Expenses net of all reductions	.55% H	.55%	.55%	.55%	.55%	.55%
Net investment income (loss)	2.71% H	2.69%	2.45%	2.07%	2.04%	2.23%
Supplemental Data
Net assets, end of period (000 omitted)	$121,079	$122,358	$129,359	$149,862	$190,014	$178,875
Portfolio turnover rate I	20 % H	7%	15%	10%	8%	17%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.0005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2025

1. Organization.
Fidelity Arizona Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity Union Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of Arizona.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.  Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,605,267
Gross unrealized depreciation	(3,701,899)
Net unrealized appreciation (depreciation)	$(1,096,632)
Tax cost	$121,014,749

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(657,104)
Long-term	(1,721,662)
Total capital loss carryforward	$(2,378,766)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Arizona Municipal Income Fund	11,147,799	20,382,772
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .55% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $236.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Arizona Municipal Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's all-inclusive (subject to certain limited exceptions) fee rate. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the mapped group for 2023 and above the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked above the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
The Board considered that the fund has an all-inclusive management fee that covers expenses beyond portfolio management, unlike the majority of funds within the mapped group. The Board also noted that, although total expenses ranked one basis point above median, Fidelity believes the fees charged are reasonable for the overall value of the nature and quality of services shareholders receive.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.700927.127
AZI-SPZ-SANN-0425
Fidelity® Maryland Municipal Income Fund

Semi-Annual Report
February 28, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Maryland Municipal Income Fund
Schedule of Investments February 28, 2025 (Unaudited)
Showing Percentage of Net Assets
Municipal Securities - 97.6%
	Principal Amount (a)	Value ($)
District Of Columbia - 3.8%
Special Tax - 3.8%
Washington DC Met Area Tran Auth Rev Series 2017B, 5% 7/1/2033	2,000,000	2,086,238
Washington Metropolitan Area Transit Authority Series 2021 A, 3% 7/15/2036	400,000	372,406
Washington Metropolitan Area Transit Authority Series 2021 A, 5% 7/15/2046	3,350,000	3,558,663
		6,017,307
TOTAL DISTRICT OF COLUMBIA		6,017,307
Maryland - 93.1%
Education - 7.8%
Maryland Economic Dev Corp St (Morgan State Univ MD Academic & Aux Facs Fees Rev Proj.) 5.75% 7/1/2053	1,000,000	1,081,883
Maryland Economic Dev Corp St (Towson University Student Housing Proj.) 5% 7/1/2026	350,000	355,881
Maryland Economic Dev Corp St (Towson University Student Housing Proj.) 5% 7/1/2028	305,000	313,267
Maryland Economic Dev Corp St (Towson University Student Housing Proj.) 5% 7/1/2029	185,000	189,744
Maryland Economic Dev Corp St (Towson University Student Housing Proj.) 5% 7/1/2030	250,000	256,083
Maryland Economic Dev Corp St (Towson University Student Housing Proj.) 5% 7/1/2031	300,000	306,826
Maryland Economic Dev Corp St (Towson University Student Housing Proj.) 5% 7/1/2032	325,000	331,835
Maryland Economic Dev Corp St (Towson University Student Housing Proj.) 5% 7/1/2036	500,000	507,624
Maryland Economic Dev Corp St (Umbc Stud Hsg Proj.) 5% 7/1/2028 (Assured Guaranty Municipal Corp Insured)	350,000	357,920
Maryland Economic Dev Corp St (Umbc Stud Hsg Proj.) 5% 7/1/2029 (Assured Guaranty Municipal Corp Insured)	700,000	714,968
Maryland Economic Dev Corp St (Umd Stud Hsg Proj.) 5% 6/1/2043 (Assured Guaranty Municipal Corp Insured)	575,000	579,185
Maryland Health & Higher Educational Facilities Authority (MD Inst College of Art Proj.) Series 2024, 5.25% 6/1/2044	1,000,000	1,035,347
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 4% 6/1/2039	475,000	454,422
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 4% 6/1/2040	500,000	471,591
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 4% 6/1/2055	500,000	439,493
Maryland St Hlth & HI Ed Facs (Loyola University MD Proj.) 5% 10/1/2049	2,000,000	2,058,428
Maryland St Hlth & HI Ed Facs (MD Inst College of Art Proj.) Series 2016, 5% 6/1/2026	300,000	305,130
Maryland St Hlth & HI Ed Facs (MD Inst College of Art Proj.) Series 2016, 5% 6/1/2027	255,000	258,867
Maryland St Hlth & HI Ed Facs (MD Inst College of Art Proj.) Series 2016, 5% 6/1/2028	310,000	314,564
Maryland St Hlth & HI Ed Facs (MD Inst College of Art Proj.) Series 2016, 5% 6/1/2029	350,000	354,787
Maryland St Hlth & HI Ed Facs (MD Inst College of Art Proj.) Series 2016, 5% 6/1/2033	305,000	308,338
Maryland St Hlth & HI Ed Facs (MD Inst College of Art Proj.) Series 2016, 5% 6/1/2036	250,000	252,344
Westminster MD Edl Facs Rev (Mcdaniel College Proj.) 5% 11/1/2031	1,000,000	1,019,332
		12,267,859
General Obligations - 28.1%
Anne Arundel Cnty MD Gen. Oblig. Series 2021, 3% 10/1/2037	1,300,000	1,211,784
Baltimore Cnty MD Gen. Oblig. Series 2017, 5% 11/1/2028	250,000	270,792
Baltimore Cnty MD Gen. Oblig. Series 2019, 4% 11/1/2033	1,805,000	1,865,914
Baltimore Cnty MD Gen. Oblig. Series 2019, 5% 3/1/2032	20,000	21,634
Baltimore Cnty MD Gen. Oblig. Series 2020, 5% 3/1/2028	555,000	593,549
Baltimore Cnty MD Gen. Oblig. Series 2020, 5% 3/1/2031	10,000	11,029
Baltimore Cnty MD Gen. Oblig. Series 2021, 3% 3/1/2037	1,000,000	937,837
Baltimore Cnty MD Gen. Oblig. Series 2021, 3% 3/1/2039	3,220,000	2,957,165
Baltimore Cnty MD Gen. Oblig. Series 2024A, 5% 7/1/2027	1,790,000	1,887,994
Baltimore Cnty MD Gen. Oblig. Series 2024A, 5% 7/1/2028	1,000,000	1,076,373
Baltimore Cnty MD Series 2019, 5% 3/1/2026	800,000	818,904
Baltimore Cnty MD Series 2024, 5% 2/1/2041	100,000	113,761
Charles Cnty MD Gen. Oblig. Series 2017, 2.8% 10/1/2031	1,105,000	1,061,419
Charles Cnty MD Gen. Oblig. Series 2017, 2.9% 10/1/2032	1,960,000	1,873,989
Charles Cnty MD Gen. Oblig. Series 2020, 1.625% 10/1/2033	2,505,000	2,079,116
Charles Cnty MD Gen. Oblig. Series 2024, 5% 10/1/2026	3,785,000	3,926,350
City of Baltimore MD Gen. Oblig. Series 2022A, 5% 10/15/2036	1,565,000	1,763,574
City of Baltimore MD Gen. Oblig. Series 2022A, 5% 10/15/2037	15,000	16,849
Frederick Cnty MD Gen. Oblig. Series 2021 A, 1.5% 10/1/2033	2,000,000	1,637,984
Frederick Cnty MD Gen. Oblig. Series 2021 A, 1.75% 10/1/2037	2,000,000	1,541,369
Harford Cnty MD Series 2018, 2.85% 9/15/2031	1,820,000	1,749,102
Harford Cnty MD Series 2018, 2.95% 9/15/2032	1,045,000	1,004,309
Harford Cnty MD Series 2018, 3.05% 9/15/2034	260,000	250,908
Harford Cnty MD Series 2018, 3.15% 9/15/2036	670,000	643,614
Howard Cnty MD Hsg Comm Lease Rev (Howard Cnty MD Proj.) 2% 6/1/2039	755,000	577,342
Maryland St Stad Auth Lease Rv (State of Maryland Proj.) Series 2019 C, 3% 12/15/2034	545,000	517,696
Montgomery Cnty MD Gen. Oblig. Series 2019 A, 4% 11/1/2033	3,000,000	3,101,243
Prince Georges County MD Gen. Oblig. Series 2017 A, 5% 9/15/2026	955,000	989,669
Prince Georges County MD Gen. Oblig. Series 2018 A, 5% 7/15/2027	760,000	802,270
Prince Georges County MD Gen. Oblig. Series 2020 A, 5% 7/15/2034	1,010,000	1,074,989
Prince Georges County MD Gen. Oblig. Series 2020 B, 5% 9/15/2028	480,000	518,689
Prince Georges County MD Gen. Oblig. Series 2021 A, 2% 7/1/2035	1,000,000	848,301
Prince Georges County MD Series 2019 A, 5% 7/15/2028	285,000	306,995
Prince Georges Cty MD Ctf Part (Prince Georges County MD Proj.) 4% 10/1/2039	1,205,000	1,218,906
Prince Georges Cty MD Ctf Part (Prince Georges County MD Proj.) 4% 10/1/2040	1,255,000	1,267,194
Prince Georges Cty MD Ctf Part (Prince Georges County MD Proj.) Series 2018, 5% 10/1/2048	2,100,000	2,165,735
Salisbury MD Gen. Oblig. 3% 9/1/2030	305,000	298,394
State of Maryland Gen. Oblig. Series 2016, 3% 6/1/2031	1,085,000	1,076,411
		44,079,153
Health Care - 22.8%
Baltimore Cnty MD Crest Vlg (Oak Crest Village Inc Proj.) 4% 1/1/2045	1,750,000	1,614,244
Baltimore Cnty MD Crest Vlg (Oak Crest Village Inc Proj.) 4% 1/1/2050	2,400,000	2,125,959
Baltimore Cnty MD Crest Vlg (Riderwood Vlg Inc Proj.) 4% 1/1/2032	700,000	711,200
Baltimore Cnty MD Crest Vlg (Riderwood Vlg Inc Proj.) 4% 1/1/2033	1,200,000	1,216,413
Baltimore Cnty MD Crest Vlg (Riderwood Vlg Inc Proj.) 4% 1/1/2035	1,230,000	1,240,789
Baltimore Cnty MD Crest Vlg (Riderwood Vlg Inc Proj.) 4% 1/1/2037	1,500,000	1,508,854
Maryland Health & Higher Educational Facilities Authority (Frederick Memorial Hospital MD Proj.) Series 2020, 4% 7/1/2045	750,000	696,060
Maryland Health & Higher Educational Facilities Authority (Frederick Memorial Hospital MD Proj.) Series 2020, 4% 7/1/2050	1,000,000	894,594
Maryland Health & Higher Educational Facilities Authority (Frederick Memorial Hospital MD Proj.) Series 2023, 5% 7/1/2039	1,000,000	1,060,573
Maryland Health & Higher Educational Facilities Authority (Greater Baltimore Med Ctr, MD Proj.) Series 2021 A, 2.5% 7/1/2051	5,000,000	3,292,612
Maryland Health & Higher Educational Facilities Authority (Greater Baltimore Med Ctr, MD Proj.) Series 2021 A, 3% 7/1/2051	1,000,000	746,632
Maryland St Hlth & HI Ed Facs (Adventist Health Mid Atlantic Proj.) 5.5% 1/1/2031	1,500,000	1,545,219
Maryland St Hlth & HI Ed Facs (Lifebridge Health Proj.) Series 2016, 5% 7/1/2031	500,000	513,679
Maryland St Hlth & HI Ed Facs (Luminis Health Proj.) Series 2017A, 5% 7/1/2028	520,000	537,829
Maryland St Hlth & HI Ed Facs (Luminis Health Proj.) Series 2017A, 5% 7/1/2030	850,000	876,837
Maryland St Hlth & HI Ed Facs (Luminis Health Proj.) Series 2017A, 5% 7/1/2031	1,400,000	1,442,733
Maryland St Hlth & HI Ed Facs (Luminis Health Proj.) Series 2017A, 5% 7/1/2032	290,000	298,584
Maryland St Hlth & HI Ed Facs (MedStar Health Inc Proj.) Series 2013B, 5% 8/15/2038	2,000,000	2,002,425
Maryland St Hlth & HI Ed Facs (MedStar Health Inc Proj.) Series 2015, 4% 8/15/2045	250,000	242,036
Maryland St Hlth & HI Ed Facs (Mercy Medical Center, MD Proj.) 4% 7/1/2042	2,175,000	2,070,635
Maryland St Hlth & HI Ed Facs (Mercy Medical Center, MD Proj.) 5% 7/1/2038	2,215,000	2,252,041
Maryland St Hlth & HI Ed Facs (Meritus Health Inc,Md Proj.) 5% 7/1/2033	1,325,000	1,331,297
Maryland St Hlth & HI Ed Facs (Meritus Health Inc,Md Proj.) 5% 7/1/2034	1,200,000	1,205,313
Maryland St Hlth & HI Ed Facs (Tidalhealth Proj.) 5% 7/1/2034	1,000,000	1,066,484
Maryland St Hlth & HI Ed Facs (Tidalhealth Proj.) 5% 7/1/2035	1,000,000	1,063,358
Maryland St Hlth & HI Ed Facs (Univ of Maryland Med Sys, MD Proj.) 5% 7/1/2031	2,200,000	2,215,461
Maryland St Hlth & HI Ed Facs (UPMC Proj.) 5% 4/15/2034	1,010,000	1,102,091
Maryland St Hlth & HI Ed Facs (UPMC Proj.) 5% 4/15/2035	1,000,000	1,088,061
		35,962,013
Housing - 6.8%
Maryland Community Development Administration (Residential Revenue Bonds Proj) 5% 3/1/2030	700,000	743,353
Maryland Community Development Administration (Residential Revenue Bonds Proj) 5% 3/1/2031	1,150,000	1,222,683
Maryland Community Development Administration (Residential Revenue Bonds Proj) 5% 9/1/2029	550,000	589,524
Maryland Community Development Administration (Residential Revenue Bonds Proj) Series 2021 B, 3% 9/1/2051	1,010,000	995,027
Maryland Community Development Administration (Residential Revenue Bonds Proj.) 3.5% 3/1/2050	685,000	682,003
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2019 B, 4% 9/1/2049	375,000	376,837
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2023E, 6.25% 3/1/2054	1,875,000	2,045,808
Maryland Community Development Administration Series 2020 A, 2.5% 9/1/2040	1,000,000	804,550
Maryland Community Development Administration Series 2020 A, 2.6% 3/1/2042	3,490,000	2,683,983
Montgomery Cnty MD Hsg Opptys Commn Rev Series 2023 C, 5.75% 1/1/2058	500,000	558,828
		10,702,596
Special Tax - 9.2%
Baltimore Hotel Corp 5% 9/1/2032	1,500,000	1,522,074
City of Baltimore MD (Baltimore Tif Res Ph1 Proj.) 5% 9/1/2038	1,650,000	1,666,107
Maryland St Dept Transn Cons Series 2019, 2.125% 10/1/2031	690,000	625,152
Maryland St Dept Transn Cons Series 2019, 2.5% 10/1/2033	325,000	296,364
Maryland St Dept Transn Cons Series 2021 A, 2% 10/1/2034	2,225,000	1,883,196
Maryland St Dept Transn Cons Series 2021 A, 3% 10/1/2032	570,000	561,015
Maryland St Stad Auth Rev (MD Stadium Auth Baltimore City Sch Proj.) Series 2016, 5% 5/1/2030	1,715,000	1,751,854
Maryland St Stad Auth Rev (MD Stadium Auth Baltimore City Sch Proj.) Series 2018 A, 5% 5/1/2036	1,580,000	1,667,993
State of Maryland Built to Learn Revenue Series 2021, 2.75% 6/1/2051	1,000,000	710,975
State of Maryland Built to Learn Revenue Series 2021, 4% 6/1/2046	1,000,000	969,568
State of Maryland Built to Learn Revenue Series 2021, 4% 6/1/2051	1,000,000	955,940
State of Maryland Built to Learn Revenue Series 2022 A, 4% 6/1/2036	1,875,000	1,933,442
		14,543,680
Transportation - 9.8%
Maryland Economic Development Corp (Purple Line Transit Partners Proj.) Series 2022B, 5% 6/30/2037 (b)	2,465,000	2,621,388
Maryland Economic Development Corp (Purple Line Transit Partners Proj.) Series 2022B, 5.25% 6/30/2055 (b)	1,000,000	1,035,937
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 4% 8/1/2051 (b)	2,005,000	1,846,055
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2046 (b)	2,000,000	2,063,177
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2017A, 5% 6/1/2029	1,850,000	1,934,687
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2019 A, 5% 6/1/2044 (b)	500,000	509,984
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2019 A, 5% 6/1/2049 (b)	1,000,000	1,012,792
Maryland St Transn Auth Transn 2.5% 7/1/2047	2,000,000	1,407,336
Maryland St Transn Auth Transn 3% 7/1/2037	1,620,000	1,500,024
MD St Econ Dev Corp Air Cargo (Afco Airport Real Estate Group, LLC Proj.) Series 2019, 5% 7/1/2027 (b)	200,000	206,794
MD St Econ Dev Corp Air Cargo (Afco Airport Real Estate Group, LLC Proj.) Series 2019, 5% 7/1/2028 (b)	630,000	659,585
MD St Econ Dev Corp Air Cargo (Afco Airport Real Estate Group, LLC Proj.) Series 2019, 5% 7/1/2029 (b)	585,000	619,417
		15,417,176
Water & Sewer - 8.6%
Baltimore MD Proj Rev (Baltimore Wastewater Util Rev Proj.) Series 2014C, 5% 7/1/2034	1,285,000	1,287,977
Baltimore MD Proj Rev (Baltimore Wastewater Util Rev Proj.) Series 2022A, 5% 7/1/2029	500,000	544,402
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2014A, 5% 7/1/2033	3,000,000	3,006,958
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2017 D, 5% 7/1/2031	5,260,000	5,452,645
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2020 A, 5% 7/1/2030	310,000	342,324
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2020 A, 5% 7/1/2050	2,490,000	2,583,474
Baltimore MD Proj Rev Series 2019A, 5% 7/1/2031	250,000	270,931
		13,488,711
TOTAL MARYLAND		146,461,188
Puerto Rico - 0.7%
General Obligations - 0.7%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (c)	505,310	357,822
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2027	55,000	57,523
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	185,000	199,289
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.75% 7/1/2031	445,000	496,779
		1,111,413
TOTAL PUERTO RICO		1,111,413
TOTAL MUNICIPAL SECURITIES (Cost $155,691,504)		153,589,908

Money Market Funds - 1.5%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (d)(e) (Cost $2,360,552)	1.67	2,360,080	2,360,552

TOTAL INVESTMENT IN SECURITIES - 99.1% (Cost $158,052,056)	155,950,460
NET OTHER ASSETS (LIABILITIES) - 0.9%	1,393,995
NET ASSETS - 100.0%	157,344,455

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	9,404,253	10,680,204	17,723,905	83,069	-	-	2,360,552	2,360,080	0.1%
Total	9,404,253	10,680,204	17,723,905	83,069	-	-	2,360,552	2,360,080

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	12,267,859	-	12,267,859	-
General Obligations	45,190,566	-	45,190,566	-
Health Care	35,962,013	-	35,962,013	-
Housing	10,702,596	-	10,702,596	-
Special Tax	20,560,987	-	20,560,987	-
Transportation	15,417,176	-	15,417,176	-
Water & Sewer	13,488,711	-	13,488,711	-

Money Market Funds	2,360,552	2,360,552	-	-
Total Investments in Securities:	155,950,460	2,360,552	153,589,908	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $155,691,504)	$153,589,908
Fidelity Central Funds (cost $2,360,552)	2,360,552

Total Investment in Securities (cost $158,052,056)		$155,950,460
Receivable for fund shares sold		2,421
Interest receivable		1,675,991
Distributions receivable from Fidelity Central Funds		4,488
Other receivables		3
Total assets		157,633,363
Liabilities
Payable to custodian bank	$61,929
Payable for fund shares redeemed	43,744
Distributions payable	111,374
Accrued management fee	71,861
Total liabilities		288,908
Net Assets		$157,344,455
Net Assets consist of:
Paid in capital		$163,137,666
Total accumulated earnings (loss)		(5,793,211)
Net Assets		$157,344,455
Net Asset Value, offering price and redemption price per share ($157,344,455 ÷ 14,526,672 shares)		$10.83
Statement of Operations
Six months ended February 28, 2025 (Unaudited)
Investment Income
Interest		$2,588,571
Income from Fidelity Central Funds		83,069
Total income		2,671,640
Expenses
Management fee	$438,919
Independent trustees' fees and expenses	216
Total expenses before reductions	439,135
Expense reductions	(2)
Total expenses after reductions		439,133
Net Investment income (loss)		2,232,507
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(266,722)
Total net realized gain (loss)		(266,722)
Change in net unrealized appreciation (depreciation) on investment securities		310,219
Net gain (loss)		43,497
Net increase (decrease) in net assets resulting from operations		$2,276,004
Statement of Changes in Net Assets

	Six months ended February 28, 2025 (Unaudited)	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,232,507	$4,710,328
Net realized gain (loss)	(266,722)	(1,250,921)
Change in net unrealized appreciation (depreciation)	310,219	7,026,903
Net increase (decrease) in net assets resulting from operations	2,276,004	10,486,310
Distributions to shareholders	(2,029,260)	(4,349,735)

Share transactions
Proceeds from sales of shares	6,565,411	47,273,341
Reinvestment of distributions	1,288,653	2,710,305
Cost of shares redeemed	(14,941,254)	(58,143,227)

Net increase (decrease) in net assets resulting from share transactions	(7,087,190)	(8,159,581)
Total increase (decrease) in net assets	(6,840,446)	(2,023,006)

Net Assets
Beginning of period	164,184,901	166,207,907
End of period	$157,344,455	$164,184,901

Other Information
Shares
Sold	609,731	4,576,210
Issued in reinvestment of distributions	119,281	255,950
Redeemed	(1,386,313)	(5,568,142)
Net increase (decrease)	(657,301)	(735,982)

Financial Highlights
Fidelity® Maryland Municipal Income Fund

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.81	$10.44	$10.53	$11.88	$11.69	$11.78
Income from Investment Operations
Net investment income (loss) A,B	.151	.293	.254	.233	.239	.257
Net realized and unrealized gain (loss)	.006	.348	(.094)	(1.305)	.232	(.090)
Total from investment operations	.157	.641	.160	(1.072)	.471	.167
Distributions from net investment income	(.136)	(.271)	(.250)	(.234)	(.239)	(.257)
Distributions from net realized gain	(.001)	-	-	(.044)	(.042)	-
Total distributions	(.137)	(.271)	(.250)	(.278)	(.281)	(.257)
Net asset value, end of period	$10.83	$10.81	$10.44	$10.53	$11.88	$11.69
Total Return C,D	1.46%	6.22%	1.54%	(9.15)%	4.08%	1.45%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.55% G	.55%	.55%	.55%	.55%	.55%
Expenses net of fee waivers, if any	.55 % G	.55%	.55%	.55%	.55%	.55%
Expenses net of all reductions	.55% G	.55%	.55%	.55%	.55%	.55%
Net investment income (loss)	2.82% G	2.77%	2.42%	2.08%	2.03%	2.21%
Supplemental Data
Net assets, end of period (000 omitted)	$157,344	$164,185	$166,208	$176,348	$232,515	$222,833
Portfolio turnover rate H	17 % G	15%	12%	10%	10%	19%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2025

1. Organization.
Fidelity Maryland Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity Union Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of Maryland.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,022,793
Gross unrealized depreciation	(4,485,528)
Net unrealized appreciation (depreciation)	$(1,462,735)
Tax cost	$157,413,195

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(210,619)
Long-term	(3,831,262)
Total capital loss carryforward	$(4,041,881)

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Maryland Municipal Income Fund	13,468,270	12,499,966
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .55% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Maryland Municipal Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's all-inclusive (subject to certain limited exceptions) fee rate. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the mapped group for 2023 and above the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked above the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
The Board considered that the fund has an all-inclusive management fee that covers expenses beyond portfolio management, unlike the majority of funds within the mapped group. The Board also noted that, although total expenses ranked one basis point above median, Fidelity believes the fees charged are reasonable for the overall value of the nature and quality of services shareholders receive.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.701070.127
SMD-SANN-0425

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Union Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	April 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	April 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	April 22, 2025